UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Multi-Asset Fund

SEMIANNUAL REPORT

December 31, 2011

GMA-SEM

MFS® GLOBAL MULTI-ASSET FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating and the long-term debt ratings of 15 eurozone nations put on negative watch.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 15, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)		Tactical Overlay (b)	Net Market Exposure (c)
Equities	Europe ex-U.K.	5.0%		8.2%	13.2%
	Emerging Markets	2.7%		9.5%	12.2%
	U.S. Large Cap	12.3%		(3.6)%	8.7%
	United Kingdom	3.3%		4.5%	7.8%
	U.S. Small/Mid Cap	3.0%		0.0%	3.0%
	Japan	1.4%		(0.4)%	1.0%
	Developed - Middle East/Africa	0.3%		0.0%	0.3%
	North America ex-U.S.	0.4%		(4.7)%	(4.3)%
	Asia/Pacific ex-Japan	1.5%		(7.8)%	(6.3)%
	Total	29.9%		5.7%	35.6%
Fixed Income (excluding inflation-adjusted)	U.S.	17.3%		1.4%	18.7%
	United Kingdom	3.2%		7.0%	10.2%
	Emerging Markets	0.7%		0.0%	0.7%
	Supranational	0.1%		0.0%	0.1%
	Developed - Middle East/Africa	0.0%	(o)	0.0%	0.0%	(o)
	Japan	4.1%		(6.5)%	(2.4)%
	Asia/Pacific ex-Japan	1.2%		(3.8)%	(2.6)%
	North America ex-U.S.	2.3%		(6.0)%	(3.7)%
	Europe ex-U.K.	9.5%		(16.4)%	(6.9)%
	Total	38.4%		(24.3)%	14.1%
Fixed Income (inflation-adjusted)	U.S.	15.3%		0.0%	15.3%
Commodity-related	Commodity-related	14.2%		0.0%	14.2%
Real Estate-related	Non-U.S.	2.6%		0.0%	2.6%
	U.S.	2.6%		0.0%	2.6%
	Total	5.2%		0.0%	5.2%
Cash	Cash & Equivalents (d)	5.0%		0.9%	5.9%
	Derivative Offsets (e)	(8.9)%		18.6%	9.7%
	Total	(3.9)%		19.5%	15.6%
	Total Net Exposure Summary	99.1%		0.9%	100.0%

Portfolio Composition – continued

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target	(w)	Ranges	(z)
Equities	30%		0 to 60%
Fixed Income (excluding inflation-adjusted)	35%		0 to 70%
Fixed Income (inflation-adjusted)	15%		-5 to 35%
Commodity-related	15%		-5 to 35%
Real estate-related	5%		-10 to 20%

Top ten holdings (c)
GB Govt Bond 10Yr Future MAR 2012	7.0%
FTSE 100 Index Future MAR 2012	4.5%
IBEX Index Future JAN 2012	4.2%
Hang Seng Index Future JAN 2012	(3.3)%
S&P 500 E-Mini Future MAR 2012	(3.5)%
Aud Bond 10Yr Future MAR 2012	(3.8)%
S&P TSX 60 Index Future MAR 2012	(4.7)%
Canadian Bond 10Yr Future MAR 2012	(6.0)%
JGB 10Yr Future MAR 2012	(6.5)%
Euro Bund 10Yr Future MAR 2012	(16.4)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents (d) includes cash, other assets (excluding interest receivable) less liabilities, short term securities, and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.
(o)	Less than 0.1%.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 12/31/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

July 1, 2011 through December 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2011 through December 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales

Expense Table – continued

charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/11	Ending Account Value 12/31/11	Expenses Paid During Period (p) 7/01/11-12/31/11
A	Actual	1.27%	$1,000.00	$905.46	$6.08
	Hypothetical (h)	1.27%	$1,000.00	$1,018.75	$6.44
B	Actual	2.02%	$1,000.00	$900.90	$9.65
	Hypothetical (h)	2.02%	$1,000.00	$1,014.98	$10.23
C	Actual	2.02%	$1,000.00	$901.45	$9.65
	Hypothetical (h)	2.02%	$1,000.00	$1,014.98	$10.23
I	Actual	1.02%	$1,000.00	$906.46	$4.89
	Hypothetical (h)	1.02%	$1,000.00	$1,020.01	$5.18
R1	Actual	2.02%	$1,000.00	$901.75	$9.66
	Hypothetical (h)	2.02%	$1,000.00	$1,014.98	$10.23
R2	Actual	1.52%	$1,000.00	$904.10	$7.28
	Hypothetical (h)	1.52%	$1,000.00	$1,017.50	$7.71
R3	Actual	1.27%	$1,000.00	$905.28	$6.08
	Hypothetical (h)	1.27%	$1,000.00	$1,018.75	$6.44
R4	Actual	1.02%	$1,000.00	$906.46	$4.89
	Hypothetical (h)	1.02%	$1,000.00	$1,020.01	$5.18

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 45.2%
Issuer	Shares/Par	Value ($)

Aerospace - 0.1%
Bombardier, Inc., 7.75%, 2020 (n)	$25,000	$27,249

Asset-Backed & Securitized - 1.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$100,000	$106,063
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	100,000	106,735
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.816%, 2049	100,000	106,273
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.898%, 2051	100,000	108,273

		$427,344
Broadcasting - 0.2%
NBCUniversal Media LLC, 5.15%, 2020	$50,000	$55,669

Building - 0.2%
Mohawk Industries, Inc., 6.875%, 2016	$25,000	$26,875
Owens Corning, Inc., 6.5%, 2016	20,000	21,828

		$48,703
Cable TV - 0.3%
DIRECTV Holdings LLC, 5.2%, 2020	$20,000	$21,556
Time Warner Cable, Inc., 5%, 2020	50,000	54,782

		$76,338
Chemicals - 0.3%
Ashland, Inc., 9.125%, 2017	$25,000	$27,875
Dow Chemical Co., 8.55%, 2019	40,000	52,333
Nalco Co., 8.25%, 2017	16,000	18,160

		$98,368
Containers - 0.1%
Crown Americas LLC, 7.625%, 2017	$25,000	$27,281

Emerging Market Quasi-Sovereign - 0.3%
Petrobras International Finance Co., 5.375%, 2021	$50,000	$52,530
Petroleos Mexicanos, 5.5%, 2021	20,000	21,700

		$74,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - 0.2%
Republic of Poland, 5%, 2022		$1,000	$1,005
United Mexican States, 7.5%, 2027	MXN	600,000	44,466

			$45,471
Energy - Independent - 0.0%
Encana Corp., 3.9%, 2021		$10,000	$10,046

Energy - Integrated - 0.1%
Hess Corp., 8.125%, 2019		$35,000	$44,928

Financial Institutions - 0.2%
General Electric Capital Corp., 4.625%, 2021		$20,000	$20,749
International Lease Finance Corp., 5.75%, 2016		18,000	16,696
SLM Corp., 6.25%, 2016		11,000	10,697

			$48,142
Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 5.375%, 2020		$50,000	$58,640
Miller Brewing Co., 5.5%, 2013 (n)		50,000	53,300

			$111,940
Food & Drug Stores - 0.2%
CVS Caremark Corp., 5.75%, 2017		$50,000	$58,342

Insurance - 0.2%
American International Group, Inc., 4.875%, 2016		$30,000	$28,389
UnumProvident Corp., 6.85%, 2015 (n)		40,000	44,286

			$72,675
Insurance - Property & Casualty - 0.2%
Aon Corp., 6.25%, 2040		$20,000	$24,624
Chubb Corp., 6.375% to 2017, FRN to 2067		40,000	39,500

			$64,124
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 2041		$20,000	$20,888

International Market Sovereign - 15.9%
Commonwealth of Australia, 5.75%, 2021	AUD	186,000	$221,254
Federal Republic of Germany, 3.75%, 2013	EUR	94,000	128,326
Federal Republic of Germany, 3.75%, 2015	EUR	114,000	162,299
Federal Republic of Germany, 3.25%, 2021	EUR	35,000	51,179
Federal Republic of Germany, 6.25%, 2030	EUR	76,000	151,253

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Canada, 4.5%, 2015	CAD	135,000	$147,516
Government of Canada, 4.25%, 2018	CAD	190,000	217,640
Government of Canada, 3.25%, 2021	CAD	65,000	70,937
Government of Canada, 5.75%, 2033	CAD	41,000	61,877
Government of Japan, 1.7%, 2017	JPY	21,400,000	296,925
Government of Japan, 1.1%, 2020	JPY	22,100,000	294,451
Government of Japan, 2.1%, 2024	JPY	17,600,000	251,078
Government of Japan, 2.2%, 2027	JPY	10,000,000	141,932
Government of Japan, 2.4%, 2037	JPY	8,700,000	125,946
Government of New Zealand, 6%, 2021	NZD	31,000	28,260
Government of Norway, 3.75%, 2021	NOK	431,000	79,904
Kingdom of Belgium, 4.25%, 2021	EUR	52,000	67,972
Kingdom of Denmark, 3%, 2021	DKK	161,000	31,407
Kingdom of Spain, 4.6%, 2019	EUR	126,000	162,472
Kingdom of Sweden, 5%, 2020	SEK	885,000	165,596
Kingdom of the Netherlands, 3.75%, 2014	EUR	123,000	171,976
Kingdom of the Netherlands, 3.5%, 2020	EUR	10,000	14,358
Kingdom of the Netherlands, 5.5%, 2028	EUR	23,000	41,130
Republic of Austria, 4.65%, 2018	EUR	29,000	42,018
Republic of Finland, 3.875%, 2017	EUR	25,000	36,030
Republic of France, 6%, 2025	EUR	61,000	100,518
Republic of France, 4.75%, 2035	EUR	87,000	131,325
Republic of Italy, 4.75%, 2013	EUR	142,000	182,727
Republic of Italy, 5.25%, 2017	EUR	145,000	179,347
Republic of Italy, 3.75%, 2021	EUR	75,000	79,596
United Kingdom Treasury, 8%, 2015	GBP	96,000	191,681
United Kingdom Treasury, 5%, 2018	GBP	75,000	142,419
United Kingdom Treasury, 8%, 2021	GBP	47,000	111,869
United Kingdom Treasury, 4.25%, 2027	GBP	56,000	106,429
United Kingdom Treasury, 4.25%, 2036	GBP	75,000	142,926

			$4,532,573
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.875%, 2017		$25,000	$28,250

Major Banks - 1.1%
Bank of America Corp., 7.625%, 2019		$50,000	$51,711
BB&T Corp., 3.95%, 2016		40,000	42,974
Credit Suisse (USA), Inc., 6%, 2018		60,000	59,174
JPMorgan Chase & Co., 4.25%, 2020		40,000	40,281
Macquarie Group Ltd., 6.25%, 2021 (n)		20,000	19,107
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		50,000	48,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Royal Bank of Scotland PLC, 6.125%, 2021	$40,000	$39,461
SunTrust Banks, Inc., 3.5%, 2017	9,000	9,046

		$310,651
Metals & Mining - 0.3%
ArcelorMittal, 5.5%, 2021	$50,000	$45,895
Teck Resources Ltd., 10.75%, 2019	25,000	30,500
Vale Overseas Ltd., 6.875%, 2039	21,000	24,053

		$100,448
Mortgage-Backed - 4.2%
Fannie Mae, 5.466%, 2015	$41,632	$45,923
Fannie Mae, 5.152%, 2016	37,098	41,400
Fannie Mae, 5.725%, 2016	27,536	30,470
Fannie Mae, 5.05%, 2017	29,240	32,483
Fannie Mae, 5.488%, 2017	28,507	32,465
Fannie Mae, 2.578%, 2018	30,000	30,417
Fannie Mae, 3.849%, 2018	29,901	32,497
Fannie Mae, 6%, 2037	38,556	42,497
Fannie Mae, 5%, 2039	547,046	591,257
Freddie Mac, 3.882%, 2017	40,000	43,700
Freddie Mac, 2.412%, 2018 (n)	49,000	49,743
Freddie Mac, 4.5%, 2040	123,336	130,767
Ginnie Mae, TBA, 5%, 2042	90,000	99,506

		$1,203,125
Natural Gas - Pipeline - 0.1%
Energy Transfer Partners LP, 4.65%, 2021	$27,000	$26,449

Oil Services - 0.1%
Transocean, Inc., 6.5%, 2020	$20,000	$20,660

Other Banks & Diversified Financials - 0.2%
Citigroup, Inc., 6.125%, 2018	$50,000	$53,218

Real Estate - 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$50,000	$57,303

Retailers - 0.2%
Home Depot, Inc., 5.95%, 2041	$25,000	$32,255
Limited Brands, Inc., 7%, 2020	25,000	27,063

		$59,318

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - 0.3%
Altria Group, Inc., 9.7%, 2018	$40,000	$53,817
Lorillard Tobacco Co., 6.875%, 2020	20,000	22,349

		$76,166
U.S. Government Agencies and Equivalents - 0.3%
Small Business Administration, 4.57%, 2025	$78,556	$85,757

U.S. Treasury Obligations - 17.5%
U.S. Treasury Bonds, 6.875%, 2025	$99,000	$152,460
U.S. Treasury Bonds, 5.25%, 2029	45,000	62,170
U.S. Treasury Bonds, 4.5%, 2039	124,000	164,009
U.S. Treasury Bonds, TIPS, 1.625%, 2018	43,229	49,227
U.S. Treasury Bonds, TIPS, 1.125%, 2021 (f)	257,715	287,413
U.S. Treasury Bonds, TIPS, 2.375%, 2025 (f)	260,645	331,386
U.S. Treasury Bonds, TIPS, 2%, 2026	46,770	57,490
U.S. Treasury Bonds, TIPS, 2.375%, 2027 (f)	185,246	239,242
U.S. Treasury Bonds, TIPS, 1.75%, 2028	64,844	77,980
U.S. Treasury Bonds, TIPS, 3.625%, 2028	103,587	154,022
U.S. Treasury Bonds, TIPS, 2.5%, 2029 (f)	144,472	192,746
U.S. Treasury Bonds, TIPS, 3.875%, 2029	41,317	64,381
U.S. Treasury Bonds, TIPS, 3.375%, 2032 (f)	38,266	58,939
U.S. Treasury Bonds, TIPS, 2.125%, 2040	24,093	32,331
U.S. Treasury Bonds, TIPS, 2.125%, 2041	185,063	249,965
U.S. Treasury Notes, 4.75%, 2017 (f)	117,000	140,875
U.S. Treasury Notes, 3.5%, 2020 (f)	118,000	135,746
U.S. Treasury Notes, TIPS, 1.875%, 2013	45,611	47,696
U.S. Treasury Notes, TIPS, 2%, 2014 (f)	171,546	181,665
U.S. Treasury Notes, TIPS, 1.25%, 2014	64,189	67,263
U.S. Treasury Notes, TIPS, 2%, 2014	156,147	168,236
U.S. Treasury Notes, TIPS, 1.625%, 2015	133,987	144,508
U.S. Treasury Notes, TIPS, 0.5%, 2015	173,427	181,461
U.S. Treasury Notes, TIPS, 1.875%, 2015	79,152	87,290
U.S. Treasury Notes, TIPS, 2%, 2016	134,606	150,454
U.S. Treasury Notes, TIPS, 0.125%, 2016 (f)	184,631	192,478
U.S. Treasury Notes, TIPS, 2.5%, 2016	116,594	134,849
U.S. Treasury Notes, TIPS, 2.375%, 2017	117,884	136,837
U.S. Treasury Notes, TIPS, 2.625%, 2017	77,561	92,328
U.S. Treasury Notes, TIPS, 1.375%, 2018	149,091	168,800
U.S. Treasury Notes, TIPS, 2.125%, 2019 (f)	168,726	200,547
U.S. Treasury Notes, TIPS, 1.875%, 2019	73,166	86,204
U.S. Treasury Notes, TIPS, 1.375%, 2020 (f)	236,622	269,416

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, TIPS, 1.25%, 2020	$15,573	$17,614
U.S. Treasury Notes, TIPS, 0.625%, 2021	212,965	227,822

		$5,005,850
Utilities - Electric Power - 0.1%
Progress Energy, Inc., 7.05%, 2019	$30,000	$37,103
Total Bonds (Identified Cost, $12,449,730)		$12,908,609

Common Stocks - 30.0%
Aerospace - 0.6%
Honeywell International, Inc.	966	$52,502
Precision Castparts Corp.	292	48,119
Rolls-Royce Holdings PLC	2,888	33,358
United Technologies Corp.	470	34,352

		$168,331
Alcoholic Beverages - 0.3%
Heineken N.V.	2,146	$99,071

Apparel Manufacturers - 0.4%
Li & Fung Ltd.	20,000	$37,030
LVMH Moet Hennessy Louis Vuitton S.A.	180	25,360
NIKE, Inc., “B”	520	50,112

		$112,502
Automotive - 0.6%
Bayerische Motoren Werke AG	756	$50,543
DENSO Corp.	900	24,859
GKN PLC	10,750	30,378
Honda Motor Co. Ltd.	1,100	33,556
Johnson Controls, Inc.	591	18,475
Kia Motors Corp. (a)	220	12,755

		$170,566
Biotechnology - 0.2%
Gilead Sciences, Inc. (a)	1,321	$54,069

Broadcasting - 0.4%
Nippon Television Network Corp.	210	$32,140
Publicis Groupe S.A.	656	30,107
Viacom, Inc., “B”	1,443	65,527

		$127,774

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - 0.4%
Affiliated Managers Group, Inc. (a)	502	$48,167
Franklin Resources, Inc.	551	52,929

		$101,096
Business Services - 0.4%
Accenture PLC, “A”	1,306	$69,518
Cognizant Technology Solutions Corp., “A” (a)	498	32,026
Mitsubishi Corp.	900	18,182

		$119,726
Cable TV - 0.4%
Comcast Corp., “Special A”	2,649	$62,410
DIRECTV, “A” (a)	540	23,090
Virgin Media, Inc.	1,443	30,851

		$116,351
Chemicals - 0.4%
3M Co.	760	$62,115
Celanese Corp.	915	40,507
Nufarm Ltd. (a)	4,190	17,828

		$120,450
Computer Software - 0.8%
Autodesk, Inc. (a)	1,117	$33,879
Check Point Software Technologies Ltd. (a)	1,110	58,319
Oracle Corp. (s)	5,790	148,514

		$240,712
Computer Software - Systems - 1.6%
Apple, Inc. (a)(s)	808	$327,240
EMC Corp. (a)(s)	4,338	93,441
International Business Machines Corp.	120	22,066

		$442,747
Conglomerates - 0.1%
Hutchison Whampoa Ltd.	2,000	$16,751

Construction - 0.3%
Anhui Conch Cement Co. Ltd.	6,000	$17,807
Owens Corning (a)	1,142	32,798
Urbi Desarrollos Urbanos S.A. de C.V. (a)	22,056	25,099

		$75,704

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 0.2%
Reckitt Benckiser Group PLC	1,010	$49,771

Electrical Equipment - 0.7%
Danaher Corp. (s)	2,198	$103,394
Schneider Electric S.A.	702	36,687
Siemens AG	629	60,193

		$200,274
Electronics - 0.6%
Altera Corp.	760	$28,196
ASML Holding N.V.	1,268	52,990
Microchip Technology, Inc.	1,540	56,410
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	27,537

		$165,133
Energy - Independent - 1.5%
Apache Corp.	620	$56,160
Bankers Petroleum Ltd. (a)	4,460	19,438
Cabot Oil & Gas Corp.	860	65,274
Cairn Energy PLC (a)	6,585	27,131
EOG Resources, Inc.	534	52,604
INPEX Corp.	8	50,409
Occidental Petroleum Corp.	985	92,295
Reliance Industries Ltd., GDR (n)	2,256	60,010

		$423,321
Energy - Integrated - 1.6%
BG Group PLC	2,160	$46,067
BP PLC	11,218	79,998
Exxon Mobil Corp. (s)	1,960	166,130
Royal Dutch Shell PLC, “A”	4,789	176,056

		$468,251
Engineering - Construction - 0.5%
Fluor Corp.	1,510	$75,878
JGC Corp.	2,000	48,019
Keppel Corp. Ltd.	3,300	23,661

		$147,558
Food & Beverages - 1.3%
Bunge Ltd.	410	$23,452
General Mills, Inc.	1,592	64,333
Groupe Danone	2,280	143,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Kraft Foods, Inc., “A”	1,030	$38,481
Nestle S.A.	1,645	94,444
Want Want China Holdings Ltd.	17,000	16,964

		$380,999
Food & Drug Stores - 0.3%
Lawson, Inc.	100	$6,243
Tesco PLC	12,414	77,781

		$84,024
Gaming & Lodging - 0.1%
Sands China Ltd. (a)	9,600	$27,132

General Merchandise - 0.8%
Kohl’s Corp.	1,248	$61,589
Target Corp. (s)	3,291	168,565

		$230,154
Insurance - 1.3%
ACE Ltd.	1,283	$89,964
AIA Group Ltd.	17,400	54,329
Hiscox Ltd.	9,871	57,087
ING Groep N.V. (a)	5,826	41,517
MetLife, Inc.	1,051	32,770
QBE Insurance Group Ltd.	3,042	40,292
Swiss Re Ltd.	1,293	65,896

		$381,855
Internet - 0.5%
eBay, Inc. (a)	1,130	$34,273
Google, Inc., “A” (a)	178	114,970

		$149,243
Machinery & Tools - 0.7%
Cummins, Inc.	300	$26,406
Glory Ltd.	1,100	23,681
Joy Global, Inc.	1,030	77,219
Schindler Holding AG	434	50,548
Sinotruk Hong Kong Ltd.	33,500	18,720

		$196,574

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 1.9%
BNP Paribas	620	$24,354
Credit Suisse Group AG	1,484	34,868
Goldman Sachs Group, Inc.	423	38,252
JPMorgan Chase & Co. (s)	2,798	93,034
Julius Baer Group Ltd.	1,203	46,787
National Australia Bank Ltd.	2,867	68,500
Standard Chartered PLC	4,755	103,528
Toronto-Dominion Bank	771	57,737
Westpac Banking Corp.	3,380	69,141

		$536,201
Medical & Health Technology & Services - 0.3%
Diagnosticos da America S.A.	5,900	$49,028
Rhoen-Klinikum AG	1,349	25,700

		$74,728
Medical Equipment - 0.8%
Covidien PLC	1,220	$54,912
Medtronic, Inc.	1,759	67,282
St. Jude Medical, Inc.	990	33,957
Thermo Fisher Scientific, Inc. (a)	1,666	74,920

		$231,071
Metals & Mining - 0.6%
Iluka Resources Ltd.	1,983	$31,437
Rio Tinto Ltd.	1,430	69,204
Sumitomo Metal Industries Ltd.	16,000	29,102
Teck Resources Ltd., “B”	983	34,650

		$164,393
Natural Gas - Distribution - 0.1%
Tokyo Gas Co. Ltd.	4,000	$18,397

Network & Telecom - 0.1%
Acme Packet, Inc. (a)	400	$12,364
Finisar Corp. (a)	1,080	18,085

		$30,449
Oil Services - 0.5%
AMEC PLC	1,300	$18,239
Halliburton Co.	1,788	61,704

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
Schlumberger Ltd.	636	$43,445
Technip	250	23,366

		$146,754
Other Banks & Diversified Financials - 1.8%
Bank Rakyat Indonesia	63,000	$46,898
China Construction Bank	93,000	64,901
Discover Financial Services	1,720	41,280
Fifth Third Bancorp	3,750	47,700
ICICI Bank Ltd., ADR	893	23,602
Itau Unibanco Holding S.A., IPS	3,800	69,246
Komercni Banka A.S.	295	49,723
Siam Commercial Bank Co. Ltd.	12,000	43,740
Visa, Inc., “A”	1,165	118,282

		$505,372
Pharmaceuticals - 1.4%
Abbott Laboratories	1,481	$83,277
Bayer AG	1,408	90,022
Pfizer, Inc. (s)	4,354	94,221
Roche Holding AG	553	93,522
Santen Pharmaceutical Co. Ltd.	400	16,474
Teva Pharmaceutical Industries Ltd., ADR	906	36,566

		$414,082
Precious Metals & Minerals - 0.1%
Newcrest Mining Ltd.	1,386	$41,961

Railroad & Shipping - 0.3%
East Japan Railway Co.	300	$19,098
Union Pacific Corp.	510	54,029

		$73,127
Real Estate - 0.2%
GSW Immobilien AG (a)	868	$25,125
Hang Lung Properties Ltd.	14,000	39,837

		$64,962
Restaurants - 0.2%
Ajisen China Holdings Ltd.	9,000	$9,908
McDonald’s Corp.	592	59,395

		$69,303

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 0.8%
Airgas, Inc.	916	$71,521
Akzo Nobel N.V.	1,613	77,609
Formosa Plastics Corp.	4,000	10,674
Linde AG	431	64,122

		$223,926
Specialty Stores - 0.4%
Industria de Diseno Textil S.A.	488	$39,871
Tiffany & Co.	428	28,359
Urban Outfitters, Inc. (a)	1,480	40,789

		$109,019
Telecommunications - Wireless - 0.6%
Tim Participacoes S.A., ADR	1,900	$49,020
Vodafone Group PLC	40,623	112,864

		$161,884
Telephone Services - 0.8%
American Tower Corp., “A” (a)	581	$34,866
AT&T, Inc.	2,088	63,141
China Unicom (Hong Kong) Ltd.	14,000	29,454
Royal KPN N.V.	5,063	60,447
Telecom Italia S.p.A.	21,503	22,960
Telecom Italia S.p.A.	29,570	26,387

		$237,255
Tobacco - 0.5%
Japan Tobacco, Inc.	10	$47,031
Philip Morris International, Inc.	1,230	96,530

		$143,561
Trucking - 0.3%
Expeditors International of Washington, Inc.	1,014	$41,533
Yamato Holdings Co. Ltd.	2,400	40,442

		$81,975
Utilities - Electric Power - 1.3%
American Electric Power Co., Inc.	1,152	$47,589
CEZ A.S.	1,507	59,955
CMS Energy Corp.	3,627	80,084
Edison International	1,050	43,470
Fortum Corp.	2,197	46,743

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
International Power PLC	10,020	$52,472
Tractebel Energia S.A.	1,968	31,610

		$361,923
Total Common Stocks (Identified Cost, $9,070,729)		$8,560,482

Underlying Affiliated Funds - 19.0%
MFS Commodity Strategy Fund - Class I	430,294	$4,061,979
MFS Global Real Estate Fund - Class I	113,602	1,383,668
Total Underlying Affiliated Funds (Identified Cost, $7,085,894)		$5,445,647

	First Exercise
Warrants - 0.2%
Metals & Mining - 0.1%
Steel Authority of India Ltd. - Zero Strike Warrant (1 share for 1 warrant) (a)(n)	5/30/16	16,083	$24,562

Other Banks & Diversified Financials - 0.1%
Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant) (a)(n)	5/29/18	3,442	$21,846
Total Warrants (Identified Cost, $66,738)			$46,408

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
S&P 500 Index - March 2012 @ $800 (Premiums Paid, $50,995)	$18	$2,340

Issuer	Shares/Par
Money Market Funds - 6.4%
MFS Institutional Money Market Portfolio, 0.05%, at Cost and Net Asset Value (v)	1,833,731	$1,833,731
Total Investments (Identified Cost, $30,557,817)		$28,797,217

Securities Sold Short - (0.1)%
Computer Software - Systems - (0.0)%
Dell, Inc. (a)	(1,170)	$(17,117)

Machinery & Tools - (0.1)%
Caterpillar, Inc.	(250)	$(22,650)
Total Securities Sold Short (Proceeds Received, $42,171)		$(39,767)

Portfolio of Investments (unaudited) – continued

Put Options Written - 0.0%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Red Hat, Inc. - January 2012 @ $39 (Premiums Received, $148)	$(2)	$(106)

Other Assets, Less Liabilities - (0.7)%		(189,143)
Net Assets - 100.0%		$28,568,307

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $300,103, representing 1.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At December 31, 2011, the value of securities pledged amounted to $573,143.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone

Portfolio of Investments (unaudited) – continued

NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRL	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 12/31/11

Forward Foreign Currency Exchange Contracts at 12/31/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Goldman Sachs International	2,000	1/12/12	$1,996	$2,044	$48
BUY	AUD	JPMorgan Chase Bank N.A.	9,000	1/12/12	9,046	9,197	151
SELL	AUD	Goldman Sachs International	146,559	2/09/12	150,454	149,290	1,164
SELL	AUD	JPMorgan Chase Bank N.A.	1,000	1/12/12	1,028	1,022	6
SELL	AUD	Westpac Banking Corp.	71,105	1/12/12	72,727	72,661	66
BUY	CAD	Barclays Bank PLC	1,000	1/12/12	973	981	8
BUY	CAD	Deutsche Bank AG	1,000	1/12/12	979	981	2
BUY	CAD	Goldman Sachs International	13,000	1/12/12	12,733	12,758	25
BUY	CAD	JPMorgan Chase Bank N.A.	5,000	1/12/12	4,892	4,907	15
SELL	CAD	JPMorgan Chase Bank N.A.	3,605,397	2/09/12	3,552,991	3,536,113	16,878
SELL	CHF	JPMorgan Chase Bank N.A.	1,808,296	2/09/12	2,056,529	1,926,353	130,176
BUY	CNY	Barclays Bank PLC	230,000	1/18/12	35,793	36,531	738
BUY	CNY	Goldman Sachs International	20,000	1/18/12	3,122	3,176	54
SELL	CZK	Barclays Bank PLC	26,000	1/12/12	1,353	1,316	37
SELL	CZK	Citibank N.A.	177,000	1/12/12	8,968	8,959	9
SELL	DKK	Goldman Sachs International	10,000	1/12/12	1,851	1,741	110
BUY	EUR	UBS AG	8,000	1/12/12	10,332	10,355	23

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	EUR	Barclays Bank PLC	126,427	1/12/12	$170,890	$163,636	$7,254
SELL	EUR	Citibank N.A.	128,461	1/12/12	170,064	166,269	3,795
SELL	EUR	Credit Suisse Group	57,938	1/12/12	76,238	74,990	1,248
SELL	EUR	Deutsche Bank AG	14,000	1/12/12	18,489	18,120	369
SELL	EUR	JPMorgan Chase Bank N.A.	634,689	2/09/12	875,291	821,638	53,653
SELL	EUR	Merrill Lynch International Bank LTD	52,179	1/12/12	70,277	67,536	2,741
SELL	EUR	Morgan Stanley Capital Services, Inc.	4,000	1/12/12	5,237	5,177	60
SELL	EUR	Royal Bank of Scotland Group PLC	12,000	1/12/12	16,020	15,532	488
SELL	EUR	UBS AG	28,590	1/12/12	38,502	37,004	1,498
SELL	GBP	Barclays Bank PLC	20,892	1/12/12	33,163	32,443	720
SELL	GBP	Credit Suisse Group	12,163	1/12/12	19,061	18,887	174
SELL	HUF	Citibank N.A.	1,728,000	2/09/12	7,166	7,076	90
BUY	JPY	Barclays Bank PLC	868,841	1/12/12	11,172	11,289	117
BUY	JPY	Citibank N.A.	4,361,000	1/12/12	56,071	56,664	593
BUY	JPY	Credit Suisse Group	5,445,758	1/12/12	70,125	70,759	634
BUY	JPY	Deutsche Bank AG	4,593,000	1/12/12	58,979	59,679	700
BUY	JPY	HSBC Bank	1,110,000	1/12/12	14,304	14,423	119
BUY	JPY	Merrill Lynch International Bank LTD	615,000	1/12/12	7,913	7,991	78
BUY	JPY	UBS AG	1,572,000	1/12/12	20,210	20,426	216
SELL	JPY	Credit Suisse Group	548,174	1/12/12	7,164	7,123	41
SELL	JPY	JPMorgan Chase Bank N.A.	93,000	1/12/12	1,209	1,208	1
BUY	KRW	Barclays Bank PLC	10,701,000	1/20/12	9,243	9,279	36

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	KRW	JPMorgan Chase Bank N.A.	98,407,000	1/20/12	$84,768	$85,328	$560
SELL	MXN	JPMorgan Chase Bank N.A.	456,287	1/12/12	33,564	32,677	887
SELL	MXN	UBS AG	456,287	1/12/12	33,627	32,677	950
BUY	MYR	Barclays Bank PLC	60,709	1/12/12-2/21/12	19,018	19,100	82
SELL	NOK	Barclays Bank PLC	60,387	1/12/12	10,576	10,094	482
SELL	NOK	Citibank N.A.	92,386	1/12/12	15,686	15,443	243
SELL	NOK	Credit Suisse Group	276,265	1/12/12	46,970	46,180	790
BUY	NZD	Barclays Bank PLC	14,000	1/12/12	10,682	10,892	210
BUY	NZD	Goldman Sachs International	1,000	1/12/12	767	778	11
SELL	PLN	Citibank N.A.	5,000	1/12/12	1,554	1,448	108
SELL	SEK	Barclays Bank PLC	422,747	1/12/12	62,139	61,403	736
SELL	SEK	Citibank N.A.	10,000	1/12/12	1,457	1,452	5
SELL	SEK	Deutsche Bank AG	203,388	1/12/12	29,804	29,542	262
BUY	TWD	Barclays Bank PLC	1,010,000	1/30/12	33,185	33,374	189
BUY	ZAR	Barclays Bank PLC	72,500	1/12/12	8,561	8,969	408
BUY	ZAR	Deutsche Bank AG	72,500	1/12/12	8,560	8,969	409

							$230,467

Liability Derivatives
BUY	AUD	Barclays Bank PLC	2,000	1/12/12	$2,050	$2,044	$(6)
BUY	AUD	JPMorgan Chase Bank N.A.	37,011	2/09/12	38,015	37,700	(315)
SELL	AUD	Barclays Bank PLC	2,000	1/12/12	1,927	2,044	(117)
SELL	AUD	Citibank N.A.	5,000	1/12/12	4,765	5,109	(344)
SELL	AUD	Westpac Banking Corp.	29,400	1/12/12	28,029	30,043	(2,014)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	CAD	Barclays Bank PLC	5,000	1/12/12	$4,934	$4,907	$(27)
BUY	CAD	Citibank N.A.	5,000	1/12/12	4,914	4,907	(7)
BUY	CAD	Goldman Sachs International	1,167,104	2/09/12	1,149,998	1,144,676	(5,322)
SELL	CAD	Barclays Bank PLC	3,000	1/12/12	2,895	2,944	(49)
SELL	CAD	Citibank N.A.	70,102	1/12/12	67,516	68,798	(1,282)
SELL	CAD	Goldman Sachs International	137,264	1/12/12	131,171	134,710	(3,539)
SELL	CAD	Merrill Lynch International Bank LTD	59,035	1/12/12	56,350	57,936	(1,586)
BUY	CHF	Barclays Bank PLC	2,000	1/12/12	2,149	2,130	(19)
BUY	CHF	Citibank N.A.	3,000	1/12/12	3,251	3,194	(57)
BUY	CHF	Goldman Sachs International	830,948	2/09/12	945,291	885,198	(60,093)
BUY	CHF	Merrill Lynch International Bank LTD	64,000	1/12/12	69,227	68,145	(1,082)
SELL	CNY	Barclays Bank PLC	230,000	1/18/12	36,055	36,530	(475)
SELL	CNY	Goldman Sachs International	20,000	1/18/12	3,137	3,177	(40)
BUY	CZK	Goldman Sachs International	203,000	1/12/12	10,970	10,276	(694)
BUY	DKK	Barclays Bank PLC	9,000	1/12/12	1,583	1,567	(16)
BUY	DKK	Goldman Sachs International	15,000	1/12/12	2,771	2,612	(159)
BUY	DKK	Merrill Lynch International Bank LTD	24,398	1/12/12	4,396	4,248	(148)
BUY	EUR	Barclays Bank PLC	80,000	1/12/12	108,980	103,545	(5,435)
BUY	EUR	Citibank N.A.	49,704	1/12/12	66,898	64,333	(2,565)
BUY	EUR	Credit Suisse Group	224,844	1/12/12	303,258	291,019	(12,239)
BUY	EUR	Deutsche Bank AG	49,451	1/12/12	69,293	64,005	(5,288)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	EUR	Goldman Sachs International	1,535,914	1/12/12-2/09/12	$2,117,725	$1,988,303	$(129,422)
BUY	EUR	HSBC Bank	155,844	1/12/12	210,137	201,711	(8,426)
BUY	EUR	JPMorgan Chase Bank N.A.	21,000	1/12/12	28,291	27,181	(1,110)
BUY	EUR	UBS AG	187,842	1/12/12-3/15/12	251,641	243,225	(8,416)
SELL	EUR	Barclays Bank PLC	3,000	1/12/12	3,879	3,883	(4)
BUY	GBP	Barclays Bank PLC	34,000	1/12/12	53,407	52,798	(609)
BUY	GBP	Citibank N.A.	2,000	1/12/12	3,141	3,106	(35)
BUY	GBP	Goldman Sachs International	13,000	1/12/12	20,548	20,188	(360)
BUY	GBP	JPMorgan Chase Bank N.A.	593,457	2/09/12	947,409	921,349	(26,060)
BUY	GBP	Royal Bank of Scotland Group PLC	3,000	1/12/12	4,708	4,659	(49)
SELL	GBP	Barclays Bank PLC	73,861	1/12/12	113,599	114,698	(1,099)
SELL	GBP	Deutsche Bank AG	46,854	1/12/12	72,024	72,759	(735)
BUY	HUF	JPMorgan Chase Bank N.A.	1,738,000	2/09/12	7,690	7,117	(573)
BUY	JPY	Barclays Bank PLC	425,000	1/12/12	5,529	5,522	(7)
BUY	JPY	Citibank N.A.	805,000	1/12/12	10,479	10,460	(19)
BUY	JPY	Credit Suisse Group	755,000	1/12/12	9,885	9,810	(75)
BUY	JPY	Deutsche Bank AG	680,000	1/12/12	8,862	8,836	(26)
BUY	JPY	Goldman Sachs International	1,001,000	1/12/12	13,152	13,006	(146)
BUY	JPY	JPMorgan Chase Bank N.A.	26,888,995	1/12/12	350,345	349,379	(966)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	JPY	Merrill Lynch International Bank LTD	26,888,995	1/12/12	$350,653	$349,379	$(1,274)
BUY	JPY	UBS AG	1,299,000	1/12/12	17,112	16,878	(234)
SELL	JPY	Barclays Bank PLC	2,866,000	1/12/12	36,767	37,239	(472)
SELL	JPY	Citibank N.A.	3,719,000	1/12/12	47,792	48,322	(530)
SELL	JPY	Credit Suisse Group	637,000	1/12/12	8,200	8,277	(77)
SELL	JPY	JPMorgan Chase Bank N.A.	135,794,762	2/09/12	1,743,762	1,765,184	(21,422)
SELL	JPY	UBS AG	1,385,000	1/12/12	17,848	17,996	(148)
BUY	KRW	Barclays Bank PLC	3,140,000	1/20/12	2,792	2,723	(69)
SELL	KRW	Barclays Bank PLC	3,026,000	1/20/12	2,602	2,624	(22)
BUY	MXN	Barclays Bank PLC	350,000	1/12/12	25,194	25,065	(129)
BUY	MXN	JPMorgan Chase Bank N.A.	279,000	1/12/12	21,329	19,980	(1,349)
BUY	NOK	Citibank N.A.	6,000	1/12/12	1,005	1,003	(2)
BUY	NOK	Goldman Sachs International	6,849,963	1/12/12-2/09/12	1,209,932	1,143,978	(65,954)
BUY	NOK	JPMorgan Chase Bank N.A.	4,270,354	2/09/12	754,367	713,168	(41,199)
BUY	NZD	Barclays Bank PLC	1,000	1/12/12	790	778	(12)
BUY	NZD	JPMorgan Chase Bank N.A.	392,834	2/09/12	309,623	305,053	(4,570)
SELL	NZD	JPMorgan Chase Bank N.A.	1,000	1/12/12	747	778	(31)
SELL	NZD	Royal Bank of Scotland Group PLC	35,343	1/12/12	27,373	27,498	(125)
BUY	PLN	Citibank N.A.	5,000	1/12/12	1,559	1,448	(111)
BUY	PLN	Deutsche Bank AG	37,500	2/15/12	11,464	10,825	(639)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	PLN	Goldman Sachs International	37,500	2/15/12	$11,479	$10,825	$(654)
SELL	PLN	Citibank N.A.	41,000	1/12/12	11,646	11,873	(227)
BUY	SEK	Citibank N.A.	41,000	1/12/12	6,059	5,955	(104)
BUY	SEK	Goldman Sachs International	3,989,373	1/12/12-2/09/12	603,317	578,649	(24,668)
BUY	SEK	JPMorgan Chase Bank N.A.	796,109	2/09/12	120,407	115,473	(4,934)
BUY	SEK	Merrill Lynch International Bank LTD	12,000	1/12/12	1,805	1,743	(62)
BUY	SEK	Royal Bank of Scotland Group PLC	9,000	1/12/12	1,309	1,307	(2)
SELL	SEK	Deutsche Bank AG	186,452	1/12/12	26,867	27,082	(215)
SELL	SEK	UBS AG	11,000	1/12/12	1,587	1,598	(11)
BUY	SGD	Deutsche Bank AG	19,000	1/12/12	14,664	14,648	(16)
SELL	SGD	Credit Suisse Group	1,000	1/12/12	762	771	(9)
BUY	THB	HSBC Bank	595,000	1/20/12	19,193	18,828	(365)
SELL	TWD	Barclays Bank PLC	1,008,000	1/30/12	33,256	33,308	(52)
BUY	ZAR	Citibank N.A.	20,000	1/12/12	2,488	2,474	(14)

							$(450,757)

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	4	$557,401	March - 2012	$14,098
S&P/TSE 60 Index (Short)	CAD	10	1,332,810	March -2012	4,202
CAC 40 Index (Long)	EUR	10	409,048	January - 2012	9,161
DAX Index (Long)	EUR	2	379,920	March -2012	4,419
FTSE/MIB Index (Long)	EUR	8	780,385	March -2012	4,577
IBEX 35 Index (Long)	EUR	11	1,213,434	January -2012	32,299
FTSE 100 Index (Long)	GBP	15	1,287,654	March -2012	27,941
Hang Seng China Enterprises Index (Long)	HKD	10	641,915	January -2012	6,566

Portfolio of Investments (unaudited) – continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Equity Futures - continued
Nikkei 225 Index (Short)	JPY	1	$109,783	March - 2012	$2,454
MSCI Singapore Index (Short)	SGD	19	879,796	January - 2012	15,454
E-Mini S&P 500 Index (Short)	USD	16	1,002,080	March - 2012	192
NIFTY Index (Short)	USD	21	194,292	January - 2012	6,619

					$127,982

Interest Rate Futures
United Kingdom Treasury 10 yr (Long)	GBP	11	$1,997,857	March - 2012	$27,537
U.S. Treasury Note 10 yr (Long)	USD	3	393,375	March - 2012	3,505

					$31,042

					$159,024

Liability Derivatives
Equity Futures
Bovespa Index (Long)	BRL	20	$612,250	February - 2012	$(9,434)
Hang Seng Index (Short)	HKD	8	950,532	January - 2012	(8,448)
KOSPI 200 Index (Long)	KRW	1	103,653	March - 2012	(5,210)
Mexico Bolsa Index (Long)	MXN	8	214,448	March - 2012	(826)
OMX 30 Index (Short)	SEK	31	444,728	January - 2012	(19,529)
TurkDEX-ISE 30 Index (Long)	TRL	60	197,545	February - 2012	(6,089)
MSCI Taiwan Index (Long)	USD	24	608,400	January - 2012	(3,738)
FTSE Top 40 Index (Long)	ZAR	15	528,400	March - 2012	(11,207)

					$(64,481)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	9	$1,094,452	March - 2012	$(12,239)
Canadian Treasury Bond 10 yr (Short)	CAD	13	1,707,897	March - 2012	(18,682)
German Euro Bond (Short)	EUR	26	4,678,767	March - 2012	(138,370)
Japanese Government Bond 10 yr (Short)	JPY	1	1,850,201	March - 2012	(10,413)

					$(179,704)

					$(244,185)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $21,638,192)	$21,517,839
Underlying affiliated funds, at value (identified cost $8,919,625)	7,279,378
Total investments, at value (identified cost, $30,557,817)	$28,797,217
Cash	1,082
Deposits with brokers	7,126
Foreign currency, at value (identified cost, $2,629)	2,520
Receivables for
Forward foreign currency exchange contracts	230,467
Daily variation margin on open futures contracts	16,301
Investments sold	10,150
Fund shares sold	26,229
Interest and dividends	132,859
Receivable from investment adviser	13,709
Other assets	720
Total assets	$29,238,380
Liabilities
Payables for
Securities sold short, at value (proceeds received, $42,171)	$39,767
Forward foreign currency exchange contracts	450,757
Daily variation margin on open futures contracts	10,402
Investments purchased	155,526
Fund shares reacquired	291
Written options outstanding, at value (premiums received, $148)	106
Payable to affiliates
Shareholder servicing costs	368
Distribution and service fees	240
Payable for independent Trustees’ compensation	336
Accrued expenses and other liabilities	12,280
Total liabilities	$670,073
Net assets	$28,568,307
Net assets consist of
Paid-in capital	$31,426,402
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $202 deferred country tax)	(2,066,740)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(808,446)
Undistributed net investment income	17,091
Net assets	$28,568,307
Shares of beneficial interest outstanding	3,158,753

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,439,907	380,567	$9.04
Class B	497,629	55,144	9.02
Class C	1,403,657	155,563	9.02
Class I	22,857,802	2,526,655	9.05
Class R1	91,935	10,163	9.05
Class R2	92,284	10,201	9.05
Class R3	92,459	10,220	9.05
Class R4	92,634	10,240	9.05

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.59 [100 / 94.25 x $9.04]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$164,204
Dividends	77,180
Dividends from underlying affiliated funds	68,521
Foreign taxes withheld	(2,578)
Total investment income	$307,327
Expenses
Management fee	$101,168
Distribution and service fees	11,517
Shareholder servicing costs	4,031
Administrative services fee	8,823
Independent Trustees’ compensation	348
Custodian fee	34,929
Shareholder communications	6,585
Auditing fees	21,844
Legal fees	536
Registration fees	21,909
Dividend and interest expense on securities sold short	352
Miscellaneous	6,737
Total expenses	$218,779
Fees paid indirectly	(69)
Reduction of expenses by investment adviser	(63,688)
Net expenses	$155,022
Net investment income	$152,305
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions from non-affiliated issuers	$(252,592)
Investment transactions from underlying affiliated funds	(7,053)
Capital gain distributions from underlying funds	684,439
Written option transactions	190
Futures contracts	(814,948)
Securities sold short	13,186
Foreign currency transactions	(479,831)
Net realized gain (loss) on investments and foreign currency transactions	$(856,609)
Change in unrealized appreciation (depreciation)
Investments (net of $202 increase in deferred country tax)	$(1,955,017)
Written options	42
Futures contracts	(115,792)
Securities sold short	3,741
Translation of assets and liabilities in foreign currencies	(6,751)
Net unrealized gain (loss) on investments and foreign currency translation	$(2,073,777)
Net realized and unrealized gain (loss) on investments and foreign currency	$(2,930,386)
Change in net assets from operations	$(2,778,081)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 12/31/11 (unaudited)	Period ended 6/30/11 (c)
From operations
Net investment income	$152,305	$156,429
Net realized gain (loss) on investments and foreign currency transactions	(856,609)	392,039
Net unrealized gain (loss) on investments and foreign currency translation	(2,073,777)	7,037
Change in net assets from operations	$(2,778,081)	$555,505
Distributions declared to shareholders
From net investment income	$(383,012)	$(162,229)
From net realized gain on investments	(89,929)	—
Total distributions declared to shareholders	$(472,941)	$(162,229)
Change in net assets from fund share transactions	$4,784,214	$26,641,839
Total change in net assets	$1,533,192	$27,035,115
Net assets
At beginning of period	27,035,115	—
At end of period (including undistributed net investment income of $17,091 and $247,798, respectively)	$28,568,307	$27,035,115

(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011 through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 12/31/11		Period ended 6/30/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.15		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.01)		0.16
Total from investment operations	$(0.96)		$0.21
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.06)
From net realized gain on investments	(0.03)		—
Total distributions declared to shareholders	$(0.15)		$(0.06)
Net asset value, end of period (x)	$9.04		$10.15
Total return (%) (r)(s)(t)(x)	(9.45	)(n)	2.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.74	(a)	2.08	(a)
Expenses after expense reductions (f)(h)	1.27	(a)	1.27	(a)
Net investment income	0.99	(a)	1.96	(a)
Portfolio turnover	29		28
Net assets at end of period (000 omitted)	$3,440		$862
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.27	(a)	1.27	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 12/31/11		Period ended 6/30/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.15		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.01)		0.16
Total from investment operations	$(1.00)		$0.20
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.05)
From net realized gain on investments	(0.03)		—
Total distributions declared to shareholders	$(0.13)		$(0.05)
Net asset value, end of period (x)	$9.02		$10.15
Total return (%) (r)(s)(t)(x)	(9.91	)(n)	1.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.49	(a)	2.80	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02	(a)
Net investment income	0.27	(a)	1.35	(a)
Portfolio turnover	29		28
Net assets at end of period (000 omitted)	$498		$202
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	2.02	(a)	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 12/31/11		Period ended 6/30/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.14		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.01)		0.16
Total from investment operations	$(1.00)		$0.19
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.05)
From net realized gain on investments	(0.03)		—
Total distributions declared to shareholders	$(0.12)		$(0.05)
Net asset value, end of period (x)	$9.02		$10.14
Total return (%) (r)(s)(t)(x)	(9.85	)(n)	1.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.49	(a)	2.84	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02	(a)
Net investment income	0.22	(a)	1.15	(a)
Portfolio turnover	29		28
Net assets at end of period (000 omitted)	$1,404		$648
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	2.02	(a)	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class I	Six months ended 12/31/11		Period ended 6/30/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.16		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(1.01)		0.16
Total from investment operations	$(0.95)		$0.22
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.06)
From net realized gain on investments	(0.03)		—
Total distributions declared to shareholders	$(0.16)		$(0.06)
Net asset value, end of period (x)	$9.05		$10.16
Total return (%) (r)(s)(x)	(9.35	)(n)	2.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.47	(a)	1.79	(a)
Expenses after expense reductions (f)(h)	1.02	(a)	1.02	(a)
Net investment income	1.16	(a)	2.39	(a)
Portfolio turnover	29		28
Net assets at end of period (000 omitted)	$22,858		$24,915
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.02	(a)	1.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Six months ended 12/31/11		Period ended 6/30/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.16		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.01)		0.16
Total from investment operations	$(1.00)		$0.20
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.04)
From net realized gain on investments	(0.03)		—
Total distributions declared to shareholders	$(0.11)		$(0.04)
Net asset value, end of period (x)	$9.05		$10.16
Total return (%) (r)(s)(x)	(9.83	)(n)	1.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.47	(a)	2.79	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02	(a)
Net investment income	0.15	(a)	1.39	(a)
Portfolio turnover	29		28
Net assets at end of period (000 omitted)	$92		$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	2.02	(a)	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Six months ended 12/31/11		Period ended 6/30/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.16		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.00)		0.16
Total from investment operations	$(0.97)		$0.21
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.05)
From net realized gain on investments	(0.03)		—
Total distributions declared to shareholders	$(0.14)		$(0.05)
Net asset value, end of period (x)	$9.05		$10.16
Total return (%) (r)(s)(x)	(9.59	)(n)	2.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.97	(a)	2.29	(a)
Expenses after expense reductions (f)(h)	1.52	(a)	1.52	(a)
Net investment income	0.65	(a)	1.90	(a)
Portfolio turnover	29		28
Net assets at end of period (000 omitted)	$92		$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.52	(a)	1.52	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R3	Six months ended 12/31/11		Period ended 6/30/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.16		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(1.00)		0.16
Total from investment operations	$(0.96)		$0.22
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.06)
From net realized gain on investments	(0.03)		—
Total distributions declared to shareholders	$(0.15)		$(0.06)
Net asset value, end of period (x)	$9.05		$10.16
Total return (%) (r)(s)(x)	(9.47	)(n)	2.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.72	(a)	2.04	(a)
Expenses after expense reductions (f)(h)	1.27	(a)	1.27	(a)
Net investment income	0.91	(a)	2.14	(a)
Portfolio turnover	29		28
Net assets at end of period (000 omitted)	$92		$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	1.27	(a)	1.27	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Six months ended 12/31/11		Period ended 6/30/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.16		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(1.01)		0.16
Total from investment operations	$(0.95)		$0.22
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.06)
From net realized gain on investments	(0.03)		—
Total distributions declared to shareholders	$(0.16)		$(0.06)
Net asset value, end of period (x)	$9.05		$10.16
Total return (%) (r)(s)(x)	(9.35	)(n)	2.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.47	(a)	1.79	(a)
Expenses after expense reductions (f)(h)	1.02	(a)	1.02	(a)
Net investment income	1.15	(a)	2.39	(a)
Portfolio turnover	29		28
Net assets at end of period (000 omitted)	$93		$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.02	(a)	1.02	(a)

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Multi-Asset Fund (the fund) is a series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the

Notes to Financial Statements (unaudited) – continued

market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may

Notes to Financial Statements (unaudited) – continued

be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts and written options.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,377,430	$—	$—	$4,377,430
United Kingdom	270,247	663,687	—	933,934
Japan	407,633	—	—	407,633
Switzerland	151,312	234,753	—	386,065
Netherlands	52,990	278,645	—	331,635
Germany	240,037	75,667	—	315,704
France	167,679	115,520	—	283,199
Australia	269,160	—	—	269,160
Brazil	198,905	—	—	198,905
Other Countries	956,850	148,715	—	1,105,565
U.S. Treasury Bonds & U.S. Government Agency Equivalents	—	5,091,607	—	5,091,607
Non-U.S. Sovereign Debt	—	4,673,162	—	4,673,162
Corporate Bonds	—	1,204,584	—	1,204,584
Residential Mortgage-Backed Securities	—	1,203,125	—	1,203,125
Commercial Mortgage-Backed Securities	—	427,344	—	427,344
Foreign Bonds	—	308,787	—	308,787
Mutual Funds	7,279,378	—	—	7,279,378
Total Investments	$14,371,621	$14,425,596	$—	$28,797,217

Short Sales	$(39,767)	$—	$—	$(39,767)

Other Financial Instruments
Futures	$(127,613)	$42,452	$—	$(85,161)
Forward Foreign Currency Exchange Contracts	—	(220,290)	—	(220,290)
Written Options	(106)	—	—	(106)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$31,042	$(179,704)
Foreign Exchange	Forward Foreign Currency Exchange	230,467	(450,757)
Equity	Equity Futures	127,982	(64,481)
Equity	Purchased Equity Options	2,340	—
Equity	Written Equity Options	—	(106)
Total		$391,831	$(695,048)

Notes to Financial Statements (unaudited) – continued

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended December 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency Transactions	Investment Transactions (Purchased Options)	Written Options
Interest Rate	$(146,072)	$—	$(8,580)	$—
Foreign Exchange	—	(442,832)	—	—
Equity	(668,876)	—	(13,657)	190
Total	$(814,948)	$(442,832)	$(22,237)	$190

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended December 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)	Written Options
Interest Rate	$(157,678)	$—	$—	$—
Foreign Exchange	—	(3,032)	—	—
Equity	41,886	—	(34,105)	42
Total	$(115,792)	$(3,032)	$(34,105)	$42

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement,

Notes to Financial Statements (unaudited) – continued

the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the

Notes to Financial Statements (unaudited) – continued

premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	7	338
Options expired	(5)	(190)
Outstanding, end of period	2	$148

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a

Notes to Financial Statements (unaudited) – continued

certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for

Notes to Financial Statements (unaudited) – continued

netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended December 31, 2011, this expense amounted to $352. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the

Notes to Financial Statements (unaudited) – continued

Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/11
Ordinary income (including any short-term capital gains)	$162,229

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/11
Cost of investments	$30,633,581
Gross appreciation	916,930
Gross depreciation	(2,753,294)
Net unrealized appreciation (depreciation)	$(1,836,364)

As of 6/30/11
Undistributed ordinary income	164,593
Undistributed long-term capital gain	89,785
Other temporary differences	(24,677)
Net unrealized appreciation (depreciation)	163,226

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 12/31/11	Period ended 6/30/11 (c)	Six months ended 12/31/11	Period ended 6/30/11 (c)
Class A	$35,896	$4,490	$10,493	$—
Class B	4,649	961	1,579	—
Class C	11,715	3,207	4,458	—
Class I	326,293	151,492	72,231	—
Class R1	841	387	291	—
Class R2	1,084	505	292	—
Class R3	1,206	564	292	—
Class R4	1,328	623	293	—
Total	$383,012	$162,229	$89,929	$—

(c)	For the period from the commencement of the fund’s investment operations, March 30,2011 through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly on average daily net assets, excluding net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund, at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

The management fee incurred for the six months ended December 31, 2011 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets, excluding net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual fund operating expenses do not exceed following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.27%	2.02%	2.02%	1.02%	2.02%	1.52%	1.27%	1.02%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2012. For the six months ended December 31, 2011, this reduction amounted to $63,652 and is reflected as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,050 for the six months ended December 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,120
Class B	0.75%	0.25%	1.00%	1.00%	1,908
Class C	0.75%	0.25%	1.00%	1.00%	5,649
Class R1	0.75%	0.25%	1.00%	1.00%	480
Class R2	0.25%	0.25%	0.50%	0.50%	240
Class R3	—	0.25%	0.25%	0.25%	120
Total Distribution and Service Fees					$11,517

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended December 31, 2011, were as follows:

Amount
Class A	$—
Class B	72
Class C	411

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the

Notes to Financial Statements (unaudited) – continued

fund’s Board of Trustees. For the six months ended December 31, 2011, the fee was $2,063, which equated to 0.0147% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended December 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,968.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2011 was equivalent to an annual effective rate of 0.0628% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $148 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $36, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is

Notes to Financial Statements (unaudited) – continued

included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 30, 2011, MFS purchased 10,000 shares each of Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 and 2,430,000 shares of Class I for an aggregate amount of $25,000,000.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$3,462,047	$3,927,902
Investments (non-U.S. Government securities)	$7,238,654	$3,664,672

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/11		Period ended 6/30/11 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	313,951	$3,043,029	87,332	$886,958
Class B	41,873	403,185	19,843	200,050
Class C	105,153	1,004,721	63,585	645,874
Class I	30,389	294,501	2,437,520	24,376,099
Class R1	—	—	10,000	100,000
Class R2	—	—	10,000	100,000
Class R3	—	—	10,000	100,000
Class R4	1	—	10,000	100,000
	491,367	$4,745,436	2,648,280	$26,508,981
Shares issued to shareholders in reinvestment of distributions
Class A	3,708	$33,798	364	$3,646
Class B	683	6,228	96	961
Class C	1,728	15,750	321	3,207
Class I	43,612	398,202	15,134	151,492
Class R1	124	1,132	39	387
Class R2	151	1,376	50	505
Class R3	164	1,498	56	564
Class R4	177	1,621	62	623
	50,347	$459,605	16,122	$161,385
Shares reacquired
Class A	(21,972)	$(206,098)	(2,816)	$(28,271)
Class B	(7,326)	(74,233)	(25)	(256)
Class C	(15,224)	(140,496)	—	—
	(44,522)	$(420,827)	(2,841)	$(28,527)

Notes to Financial Statements (unaudited) – continued

	Six months ended 12/31/11		Period ended 6/30/11 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	295,687	$2,870,729	84,880	$862,333
Class B	35,230	335,180	19,914	200,755
Class C	91,657	879,975	63,906	649,081
Class I	74,001	692,703	2,452,654	24,527,591
Class R1	124	1,132	10,039	100,387
Class R2	151	1,376	10,050	100,505
Class R3	164	1,498	10,056	100,564
Class R4	178	1,621	10,062	100,623
	497,192	$4,784,214	2,661,561	$26,641,839

(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2011, the fund’s commitment fee and interest expense were $95 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	309,035	124,186	(2,927)	430,294
MFS Global Real Estate Fund	94,428	20,087	(913)	113,602
MFS Institutional Money Market Portfolio	1,636,757	9,747,814	(9,550,840)	1,833,731

Notes to Financial Statements (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(5,262)	$655,978	$39,563	$4,061,979
MFS Global Real Estate Fund	(1,791)	28,461	28,244	1,383,668
MFS Institutional Money Market Portfolio	—	—	714	1,833,731
	$(7,053)	$684,439	$68,521	$7,279,378

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XVI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 15, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2012

*	Print name and title of each signing officer under his or her signature.